ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	December 31, 2014	December 31, 2013

Trade accounts payable	$6,810	$8,344
Accruals	4,027	7,669
Payroll related accruals	1,376	2,221
Income tax payable	377	10
Commodity tax payable	214	19
Warranty	191	72
	$12,995	$18,335

Changes In The Warranty Accrual
The following table details the changes in the warranty accrual:

Balance as of December 31, 2011	$591
Accruals	412
Utilization	(665)
Balance as of December 31, 2012	$338
Accruals	192
Utilization	(458)
Balance as of December 31, 2013	$72
Accruals	478
Utilization	(359)
Balance as of December 31, 2014	$191